Fixed Assets, net & Right-of-use Assets - Schedule of aggregate future amortization of assumed time charters (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Amortization for the periods ending:
June 30, 2023	$ 36,724
June 30, 2024	13,366
Total	50,090
Less: Current portion	(36,724)
Total non-current portion	13,366
Unearned revenue
Amortization for the periods ending:
Less: Current portion	36,700
Unearned revenue, net of current portion
Amortization for the periods ending:
Total non-current portion	$ 13,400